11 Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of market rental rates

The group leases a number of properties in the jurisdictions from which it operates. In some jurisdictions it is customary for lease contracts to provide for payments to increase each year by inflation or and in others to be reset periodically to market rental rates.

Right of Use Asset	Land and Buildings £’000
At 1 January 2019	395
Additions	822
Effect of modification to lease terms	(82)
Depreciation	(303)
Exchange differences	(4)
At 31 December 2019	828

Lease Liabilities	Land and Buildings £’000
At 1 January 2019	546
Additions	822
Effect of modification to lease terms	(82)
Interest expenses	24
Lease payments	(391)
Exchange differences	(12)
At 31 December 2019	907

Schedule of leases

The group had commitments under non-cancellable operating leases as set out below, from 1 January 2019, the group has recognised right-of-use assets for these leases, exception for low value leases, see note 32 for further information.

	Land and Buildings £’000	Other £’000
2019
Expiring In one year or less	-	-
Expiring between one and five years	-	-
	-	-
2018
Expiring In one year or less	383	1
Expiring between one and five years	189	4
	572	5
2017
Expiring In one year or less	449	8
Expiring between one and five years	359	32
	808	40